DEBT	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
DEBT [Text Block]

17. DEBT

	As at December 31,
	2024	2023
Lease liabilities (d)	7,638	11,040
Gibraltar equipment loans (e)	18,579	11,105
Florence project facility (f)	6,636	5,513
Current portion of long-term debt	32,853	27,658
Senior secured notes (a)	719,250	529,880
Revolving credit facility (b)	-	26,494
Lease liabilities (d)	5,658	6,929
Gibraltar equipment loans (e)	30,419	26,887
Florence project facility (f)	22,522	26,851
Deferred financing fees	(13,494)	(6,808)
Long-term debt	764,355	610,233
Total debt	797,208	637,891

a) Senior Secured Notes

On April 23, 2024, the Company completed an offering of US$500 million aggregate principal amount of senior secured notes (the "2030 Notes"). The 2030 Notes mature on May 1, 2030, and bear interest at an annual rate of 8.25%, payable semi-annually on May 1 and November 1. The majority of the proceeds were used to redeem the outstanding 2026 Notes. The remaining proceeds, net of transaction costs, call premium, and accrued interest, of approximately $110 million (US$81 million), were available for capital expenditures, including for Florence Copper and Gibraltar, working capital, and general corporate purposes.

The 2030 Notes are secured by liens on the shares of Taseko's wholly owned subsidiary, Gibraltar Mines Ltd., and the subsidiary's rights under the joint venture agreement related to Gibraltar, as well as the shares of Curis, Florence Holdings Inc. ("Florence Holdings"), and Cariboo. The 2030 Notes are guaranteed by each of Taseko's existing and future restricted subsidiaries. The liens on the collateral securing the notes and the guarantees will be first liens, junior in priority to the corresponding liens of the revolving credit facility. The Company is also subject to certain restrictions on asset sales, issuance of preferred stock, dividends, and other restricted payments. However, there are no maintenance covenants with respect to the Company's financial performance.

The Company may redeem some or all of the 2030 Notes at any time on or after November 1, 2026, at redemption prices ranging from 104.125% to 100%, plus accrued and unpaid interest to the date of redemption. Prior to November 1, 2026, all or part of the notes may be redeemed at 100%, plus a make-whole premium, plus accrued and unpaid interest to the date of redemption. Until November 1, 2026, the Company may redeem up to 10% of the aggregate principal amount of the notes, at a redemption price of 103%, plus accrued and unpaid interest to the date of redemption. In addition, until November 1, 2026, the Company may redeem up to 40% of the aggregate principal amount of the notes, in an amount not greater than the net proceeds of certain equity offerings, at a redemption price of 108.25%, plus accrued and unpaid interest to the date of redemption. On a change of control, the 2030 Notes are redeemable at the option of the holder at a price of 101%.

b) Revolving Credit Facility

The Company has in place a secured US$80 million revolving credit facility (the "Facility"). The facility is secured by first liens against Taseko's rights under the Gibraltar joint venture, as well as the shares of Gibraltar Mines Ltd., Curis Holdings (Canada) Ltd., Florence Holdings and Cariboo. The Facility is available for capital expenditures, working capital and general corporate purposes. The maturity date of the Facility is July 2, 2026. On November 6, 2024, the Company entered into an amendment, pushing out the Facility's maturity to November 2027. The Company also upsized the facility amount from US$80 million to US$110 million.

Amounts outstanding under the Facility bear interest at the Adjusted Term SOFR rate plus an applicable margin and have a standby fee of 1.00%. As at December 31, 2024, no amount was advanced under the Facility (December 31, 2023 - US$20 million). The Facility has customary covenants for a revolving credit facility. Financial covenants include a requirement for the Company to maintain a senior debt leverage ratio, an interest coverage ratio, a minimum tangible net worth and a minimum liquidity amount, as defined under the Facility. The Company was in compliance with these covenants as at December 31, 2024.

c) Letter of Credit Facilities

The Gibraltar joint venture has in place a $7 million credit facility for the purpose of providing letters of credit ("LC") to key suppliers of Gibraltar to assist with ongoing trade finance and working capital needs. Any LCs issued under the facility will be guaranteed by Export Development Canada ("EDC") under its Account Performance Security Guarantee program. The facility is renewable annually, is unsecured and contains no financial covenants.

As at December 31, 2024, a total of $3.75 million in LCs was issued and outstanding under this LC facility (December 31, 2023 - $3.75 million).

The Company also has a US$4 million credit facility for the sole purpose of issuing LCs to certain key contractors in conjunction with the development of Florence Copper. Any LCs issued under this facility will also guaranteed by EDC. The facility is renewable annually, is unsecured and contains no financial covenants. As at December 31, 2024, no LCs were issued and outstanding under this LC facility.

d) Lease Liabilities

Lease liabilities include the Company's outstanding lease liabilities under IFRS 16, Leases. As at December 31, 2024, the net carrying amount of leased assets was $11,481 (2023 - $18,537). The lease liabilities have monthly repayment terms ranging from 12 to 72 months.

e) Gibraltar Equipment Loans

The equipment loans as at December 31, 2024, are secured by most of the existing mobile mining equipment at the Gibraltar mine. These loans commenced between December 2022 and December 2024, have monthly repayment terms of 48 months, and carry interest rates ranging from 6.3% to 9.4%.

f) Florence Project Facility

In the fourth quarter of 2023, the Company entered into a Florence project debt facility with Bank of America, secured against specific equipment, for total proceeds of US$25 million. The facility contains no financial covenants and has monthly repayments over a term of 60 months. The equipment facility bears interest at a blended rate of 9.3%.

g) Debt Continuity

The following schedule shows the continuity of total debt for the years ended December 31, 2024 and 2023:

	2024	2023
Total debt as at January 1	637,891	586,569
Issuance of 2030 Notes	683,650	-
Settlement of 2026 Notes	(546,920)	-
Write-off of deferred financing charges (Note 9)	4,646	-
Deferred financing charges	(13,780)	(190)
Lease and loan additions	9,548	12,267
Net proceeds from Equipment loans	15,673	45,302
Lease and equipment loans from Cariboo acquisition (Note 3)	7,143	9,144
Lease liabilities and equipment loans repayments	(35,466)	(31,953)
Revolving credit facility advance (repayment)	(26,494)	26,494
Unrealized foreign exchange loss (gain)	58,802	(12,533)
Amortization of deferred financing charges (Note 9)	2,515	2,791
Total debt as at December 31	797,208	637,891